UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $157,846 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     2929    53813 SH       SOLE                    53813        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     1530    42713 SH       SOLE                    42713        0        0
AVALONBAY CMNTYS INC           COM              053484101    15713   162800 SH       SOLE                   162800        0        0
BOSTON PROPERTIES INC          COM              101121101     4659    50600 SH       SOLE                    50600        0        0
BRE PROPERTIES INC             CL A             05564E106     1868    41000 SH       SOLE                    41000        0        0
BROOKFIELD PPTYS CORP          COM              112900105     3395   175800 SH       SOLE                   175800        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301     1267   100000 SH       SOLE                   100000        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     4875    98746 SH       SOLE                    98746        0        0
EQUITY ONE                     COM              294752100     8239   343706 SH       SOLE                   343706        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     3361    81016 SH       SOLE                    81016        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     7425    95255 SH       SOLE                    95255        0        0
GLIMCHER RLTY TR               SH BEN INT       379302102      768    64200 SH       SOLE                    64200        0        0
HCP INC                        COM              40414L109     2762    81700 SH       SOLE                    81700        0        0
HIGHWOODS PPTYS INC            COM              431284108      491    15800 SH       SOLE                    15800        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108     3402   118400 SH       SOLE                   118400        0        0
MACERICH CO                    COM              554382101    22798   324440 SH       SOLE                   324440        0        0
MACK CALI RLTY CORP            COM              554489104     3232    90512 SH       SOLE                    90512        0        0
MARRIOTT INTL INC NEW          CL A             571903202     1900    55300 SH       SOLE                    55300        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     2997    88800 SH       SOLE                    88800        0        0
POST PPTYS INC                 COM              737464107     2074    53694 SH       SOLE                    53694        0        0
PROLOGIS                       SH BEN INT       743410102     3120    53000 SH       SOLE                    53000        0        0
PUBLIC STORAGE                 COM              74460D109     2597    29300 SH       SOLE                    29300        0        0
REGENCY CTRS CORP              COM              758849103    11702   180700 SH       SOLE                   180700        0        0
SL GREEN RLTY CORP             COM              78440X101     2509    30800 SH       SOLE                    30800        0        0
SPDR TR                        UNIT SER 1       78462F103    23082   174900 SH       SOLE                   174900        0        0
TANGER FACTORY OUTLET CTRS I   COM              875465106     2631    68400 SH       SOLE                    68400        0        0
TAUBMAN CTRS INC               COM              876664103     8668   166376 SH       SOLE                   166376        0        0
UDR INC                        COM              902653104     2633   107400 SH       SOLE                   107400        0        0
VENTAS INC                     COM              92276F100     5219   116200 SH       SOLE                   116200        0        0